Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of Detailed Information About Lease And Own Assets

		€ million	€ million
Property, plant and equipment	Notes	2022	2021
Owned assets	10A	9,416	8,833
Leased assets	10B	1,354	1,514
Total		10,770	10,347

Summary of Movements in Property, Plant and Equipment

	€ million	€ million	€ million
Movements during 2022	Land and buildings	Plant and equipment	Total
Cost
1 January 2022	4,266	14,462	18,728
Additions through business combinations	–	–	–
Additions	391	1,065	1,456
Disposals and other movements	(80)	(858)	(938)
Hyperinflationary adjustment	152	536	688
Reclassification as held for sale	(11)	(56)	(67)
Currency retranslation	(10)	(41)	(51)
31 December 2022	4,708	15,108	19,816
Accumulated depreciation
1 January 2022	(1,508)	(8,387)	(9,895)
Depreciation charge for the year	(120)	(897)	(1,017)
Disposals and other movements	66	762	828
Hyperinflationary adjustment	(36)	(287)	(323)
Reclassification as held for sale	6	18	24
Currency retranslation	(7)	(10)	(17)
31 December 2022	(1,599)	(8,801)	(10,400)
Net book value 31 December 2022(a)	3,109	6,307	9,416
Includes capital expenditures for assets under construction	104	960	1,064
(a)Includes €504 million of freehold land.
The Group has commitments to purchase property, plant and equipment of €356 million (2021: €386 million).
10A. Owned Assets continued

	€ million	€ million	€ million
Movements during 2021	Land and buildings	Plant and equipment	Total
Cost
1 January 2021	4,203	14,305	18,508
Additions through business combinations	1	2	3
Additions	100	1,008	1,108
Disposals and other movements	(136)	(764)	(900)
Hyperinflationary adjustment	46	109	155
Reclassification as held for sale	(131)	(731)	(862)
Currency retranslation	183	533	716
31 December 2021	4,266	14,462	18,728
Accumulated depreciation
1 January 2021	(1,440)	(8,159)	(9,599)
Depreciation charge for the year	(137)	(905)	(1,042)
Disposals and other movements	93	650	743
Hyperinflationary adjustment	(6)	(50)	(56)
Reclassification as held for sale	46	398	444
Currency retranslation	(64)	(321)	(385)
31 December 2021	(1,508)	(8,387)	(9,895)
Net book value 31 December 2021(a)	2,758	6,075	8,833
Includes capital expenditures for assets under construction	93	881	974
(a)Includes €380 million of freehold land.

Summary of Movements in Leased Assets

	€ million	€ million	€ million
Movements during 2022	Land and buildings	Plant and equipment	Total
Cost
1 January 2022	2,667	661	3,328
Additions through business combinations	–	–	–
Additions	281	111	392
Disposals and other movements	(303)	(108)	(411)
Hyperinflationary adjustment	3	–	3
Reclassification as held for sale	1	–	1
Currency retranslation	6	(14)	(8)
31 December 2022	2,655	650	3,305
Accumulated depreciation
1 January 2022	(1,461)	(353)	(1,814)
Depreciation charge for the year	(322)	(118)	(440)
Disposals and other movements	205	91	296
Reclassification as held for sale	2	–	2
Currency retranslation	(4)	9	5
31 December 2022	(1,580)	(371)	(1,951)
Net book value 31 December 2022	1,075	279	1,354
10B. Leased Assets

	€ million	€ million	€ million
Movements during 2021	Land and buildings	Plant and equipment	Total
Cost
1 January 2021	2,639	768	3,407
Additions through business combinations	4	–	4
Additions	263	110	373
Disposals and other movements	(259)	(245)	(504)
Hyperinflationary adjustment	(18)	–	(18)
Reclassification as held for sale	(61)	(3)	(64)
Currency retranslation	99	31	130
31 December 2021	2,667	661	3,328
Accumulated depreciation
1 January 2021	(1,311)	(447)	(1,758)
Depreciation charge for the year	(307)	(123)	(430)
Disposals and other movements	177	233	410
Reclassification as held for sale	33	2	35
Currency retranslation	(53)	(18)	(71)
31 December 2021	(1,461)	(353)	(1,814)
Net book value 31 December 2021	1,206	308	1,514